Financial risk management and fair value estimates (Details 2) - Agricultural Business [Member] $ in Millions	Jun. 30, 2018 ARS ($) Tonne	Jun. 30, 2017 ARS ($) Tonne
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	151,690	238,477
Margin	$ 18	$ 26
Premium paid or (collected)	1	1
Derivatives at fair value	2	(4)
Gain / (Loss) for valuation at fair value at year-end	$ 85	$ 42
Futures Contract [Member] | Sale Futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	17,323	52,468
Margin	$ 1	$ 7
Premium paid or (collected)
Derivatives at fair value	(5)	2
Gain / (Loss) for valuation at fair value at year-end	$ (5)	$ 4
Futures Contract [Member] | Sale Futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	73,274	81,729
Margin	$ 14	$ 16
Premium paid or (collected)	(1)
Derivatives at fair value	19	(3)
Gain / (Loss) for valuation at fair value at year-end	$ 55	$ 35
Futures Contract [Member] | Sale Futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		2,000
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end
Futures Contract [Member] | Sale Futures [Member] | Ethanol [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	2,100
Margin
Premium paid or (collected)
Derivatives at fair value	2
Gain / (Loss) for valuation at fair value at year-end	$ 3
Futures Contract [Member] | Purchase futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		7,234
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end
Futures Contract [Member] | Purchase futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		2,619
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end		$ 2
Futures Contract [Member] | Purchase futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		8,101
Margin		$ 1
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end		$ 1
Futures Contract [Member] | Sale Futures [Member] | Livestock [member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		660
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end
Option contract [member] | Sale Put Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	82,323	25,405
Margin
Premium paid or (collected)		(2)
Derivatives at fair value	(9)	(1)
Gain / (Loss) for valuation at fair value at year-end	$ 38	$ 1
Option contract [member] | Sale Put Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		35,362
Margin
Premium paid or (collected)		(1)
Derivatives at fair value		(7)
Gain / (Loss) for valuation at fair value at year-end
Option contract [member] | Purchase Put Option [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		(25,402)
Margin
Premium paid or (collected)		8
Derivatives at fair value		4
Gain / (Loss) for valuation at fair value at year-end		$ (3)
Option contract [member] | Purchase Put Option [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	(25,330)	(30,004)
Margin	$ 2
Premium paid or (collected)	1	4
Derivatives at fair value	(5)	9
Gain / (Loss) for valuation at fair value at year-end	$ (5)	$ 3
Option contract [member] | Sale Call Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	2,000	48,102
Margin	$ 1	$ 1
Premium paid or (collected)	1	(5)
Derivatives at fair value		(3)
Gain / (Loss) for valuation at fair value at year-end	$ (1)	$ 1
Option contract [member] | Sale Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		31,208
Margin		$ 1
Premium paid or (collected)		(3)
Derivatives at fair value		(5)
Gain / (Loss) for valuation at fair value at year-end		$ (2)
Option contract [member] | Purchased Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		(1,005)
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end